Financial Instruments	9 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Financial Instruments
6 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	December 31, 2025	March 31, 2025
Loans and other receivables carried at amortized cost
Loans receivable	$13	$27
Other receivables	10	11
Allowance for current expected credit losses	(3)	(20)
Loans and other receivables carried at amortized cost, net	$20	$18
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
As of March 31, 2025, the Company had a loan receivable of $16.6 million from Arduino, previously a related party, that was fully reserved for under the current expected credit loss reserve. During the nine months ended December 31, 2025, the Company recognized a reversal for the current expected credit loss reserve with respect to its loan receivable from Arduino of $16.8 million in selling, general, and administrative expenses in the Condensed Consolidated Income Statements. In October 2025, the Company received $16.9 million for the full repayment of the loan receivable from Arduino in connection with Arduino’s acquisition by a third party.
As of December 31, 2025 and March 31, 2025, the Company had a four-year loan of $3.2 million issued to Cerfe Labs, Inc, a related party, that was fully reserved for under the current expected credit loss reserve for the periods presented.
The remaining loans receivables balance as of December 31, 2025 and March 31, 2025 was $9.4 million and $7.1 million, respectively.
Other receivables
As of December 31, 2025 and March 31, 2025, balances included in other receivables pertain to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere, which was included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net in the Condensed Consolidated Income Statements. In December 2025, the Company received $39.3 million from the settlement of the convertible loan in Ampere. For the three months ended December 31, 2025, the Company recognized gains on this convertible loan receivable of $4.9 million. For the three months ended December 31, 2024, the Company did not recognize gains or losses on this convertible loan receivable. For the nine months ended December 31, 2025 and 2024, the Company recognized gains on this convertible loan receivable of $5.3 million and $1.0 million, respectively.
Available-For-Sale Debt Securities
In December 2025, the Company completed a transaction to acquire an equity stake in a private entity by subscribing to its preferred shares and paid total consideration of $13.8 million. The Company recorded this investment as an available-for-sale debt security in other non-current assets on the Condensed Consolidated Balance Sheets since the preferred shares purchased by the Company are redeemable at the option of the Company and are not in the substance of common stock. As of December 31, 2025, the fair value of available-for-sale debt security is $13.8 million.